Note 05 - Marketable Securities (Table)	6 Months Ended
Jun. 30, 2011
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
June 30, 2011

	December 31, 2010

Marketable securities classification:
Available-for-sale	3,239

		3,162
Trading	15,885

		15,395
Held-to-maturity	178

		154

	19,302

		18,711

Less: Current portion of marketable securities	(15,995)

		(15,612)

Long-term portion of marketable securities	3,307

		3,099